Intangible assets - Schedule of Pre-tax discount rates and terminal growth rates used for impairment testing (Details)	Jun. 30, 2026	Jun. 30, 2025
United States
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.00%	10.00%
Terminal growth rate	2.00%	2.00%
United Kingdom
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.00%	11.00%
Terminal growth rate	2.00%	3.00%
Türkiye(1)
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	39.00%	27.00%
Terminal growth rate	11.00%	14.00%
Türkiye(1) | Beginning of forecast period
Disclosure of information for cash-generating units [line items]
Post-tax discount rate	29.00%
Türkiye(1) | End of forecast period
Disclosure of information for cash-generating units [line items]
Post-tax discount rate	18.00%
India
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.00%	13.00%
Terminal growth rate	4.00%	4.00%
Greater China
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.00%	9.00%
Terminal growth rate	2.00%	2.00%
Mexico
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	14.00%	13.00%
Terminal growth rate	4.00%	3.00%